Risk management and concentrations of risk (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 01, 2015	Dec. 31, 2015
Derivative [Line Items]
Derivative, Interest Rate Index		3 month USD LIBOR variable interest
Derivative, Notional Amount		$ 146,300
Lampung [Member]
Derivative [Line Items]
Derivative, Interest Rate Index	[1]		LIBOR
Derivative, Notional Amount	[1]		$ 193,272
Derivative Liability, Fair value carrying amount liability	[1]		$ (8,704)
Derivative, Description of Term	[1]		Sept 2026
Derivative, Fixed Interest Rate	[1],[2]		2.80%
Gallant [Member]
Derivative [Line Items]
Derivative, Interest Rate Index	[1]		LIBOR
Derivative, Notional Amount	[1]		$ 143,812
Derivative Liability, Fair value carrying amount liability	[1]		$ (2,063)
Derivative, Description of Term	[1]		Sept 2019
Derivative, Fixed Interest Rate	[1],[2]		1.90%

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.